EVENTS OCCURRING AFTER THE REPORTING PERIOD	12 Months Ended
Jun. 30, 2021
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

22.EVENTS OCCURRING AFTER THE REPORTING PERIOD

As Insuagro is a public company listed in Bolsas y Mercados Argentinos S.A. ("BYMA"), and in accordance with the Capital Markets Law of Argentina, we have made a mandatory public offer for the acquisition of the remaining Class B Shares for the minority shareholders who did not participate in the sale purchase agreement mentioned in Note 6. The total of shares subject to the offer and outstanding was 3,750,348 Class B Shares.

The offer price payable for each Class B Share was $ 0.297 per share (average trading value of the last 6 months). This consideration could be adjusted, if applicable, based on the Company's Adjusted EBITDA in the same conditions mentioned in Note 6.

On August 2, the mandatory offer was completed, and we bought 2.467.990 shares. Consideration of payment was $0.7 million.

As of the date of issuance of these consolidated financial statements, we own 13,489,990 shares of Insuagro, which represent 61.32% of the share capital and 61.22% of the votes.

On August 31, Rizobacter completed a $16.1 million public offering of Series VI corporate bonds in the Argentine market. The bonds were be issued in two tranches: (i) Class A: $12.7 million with maturity in March 2023 and an annual nominal interest rate of 3.75%; and (ii) Class B: $3.4 million with maturity in September 2024 and an annual nominal interest rate of 5.25%.

Subsequent to June 30, 2021, there have been no other situations or circumstances that may require significant adjustments or further disclosure in these consolidated financial statements that were not mentioned above.